Related Parties - Schedule of due from Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Quleduo [Member]
Loans receivable - a related party
Loans receivable - a related party	[1]	$ 771,200	$ 866,000
Yucheng Hu [Member]
Due to a related party
Due to a related party	[2]	$ 6,200

[1]	As of December 31, 2025, the balance due from Quleduo was comprised of loan principal of $756,100 and interest receivable of $15,100. As of December 31, 2024, the balance due from Quleduo was comprised of loan principal of $850,000 and interest receivable of $16,000.
[2]	As of December 31, 2025, the balance due to Yucheng Hu represented advance to the related party for daily operation purpose. The balance would be settled Yucheng Hu reimbursed expenses with the Company.